                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

                             Date of Fiscal Year End: 10/31/03

                     Date of Reporting Period: Six months ended 4/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2003 [1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.44
Net realized and unrealized gain on investments	1.19

TOTAL FROM INVESTMENT OPERATIONS	1.63

Less Distributions:
Distributions from net investment income	(0.44)

Net Asset Value, End of Period	$11.19

Total Return[2]	16.56%

Ratios to Average Net Assets:

Expenses	0.34%[3]

Net investment income	8.93%[3]

Expense waiver/reimbursement[4]	1.28%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$32,259

Portfolio turnover	10%

1 Reflects operations for the period from November 1, 2002 (date of initial public investment) to April 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--44.7%
		Automotive--1.9%
$100,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	$109,750
100,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	107,750
150,000		Lear Corp., Company Guarantee, 7.96%, 5/15/2005	162,000
100,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	108,500
100,000	[1]	TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	108,500

		TOTAL	596,500

		Broadcast Radio & TV--2.2%
200,000		Chancellor Media Corp., Company Guarantee, 8.00%, 11/1/2008	228,250
100,000	[1]	Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	105,500
100,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	108,500
100,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	109,000
100,000	[1]	Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	112,678
75,000	[2]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	53,438

		TOTAL	717,366

		Building & Development--1.1%
100,000	[1]	Brand Services, Inc., Sr. Sub. Note, 12.00%, 10/15/2012	110,500
100,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	101,500
50,000	[1]	Legrand SA, Sr. Note, 10.50%, 2/15/2013	54,189
100,000	[1]	Shaw Group, Inc., Sr. Note, 10.75%, 3/15/2010	100,500

		TOTAL	366,689

		Business Equipment & Services--1.0%
100,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	93,500
200,000	[1]	Xerox Corp., Sr. Note, 9.75%, 1/15/2009	228,000

		TOTAL	321,500

		Cable Television--1.4%
150,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	158,250
100,000	[1]	DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	111,750
100,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	112,500
100,000	[2]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	81,000

		TOTAL	463,500

Principal Amount			Value
		CORPORATE BONDS--continued
		Chemicals & Plastics--1.7%
$100,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	$105,500
50,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	55,750
50,000	[1,2]	HMP Equity Holdings Corp., 0/0.00%, 5/15/2008	23,718
100,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	103,500
150,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	155,250
50,000	[1]	Polyone Corp., Sr. Note, 10.625%, 5/15/2010	51,193
100,000	[1,2]	Salt Holdings Corp., Sr. Disc. Note, 0/12.75%, 12/15/2012	67,000

		TOTAL	561,911

		Clothing & Textiles--0.4%
75,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	64,125
50,000	[1]	Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	51,875

		TOTAL	116,000

		Consumer Products--3.2%
75,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	80,812
100,000		American Achievement Corp., Sr. Note, (Series W.I.), 11.625%, 1/1/2007	108,000
100,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	114,500
100,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	112,500
100,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	103,500
50,000		Commemorative Brands, Inc., Sr. Sub. Note, 11.00%, 1/15/2007	47,750
100,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	105,500
100,000	[1]	Remington Arms Co., Inc., Sr. Note, 10.50%, 2/1/2011	108,500
100,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	104,000
50,000		True Temper Sports, Inc., Sr. Sub. Note, (Series B), 10.875%, 12/1/2008	53,250
100,000		United Industries Corp., Sr. Sub. Note, (Series B), 9.875%, 4/1/2009	106,250

		TOTAL	1,044,562

		Container & Glass Products--2.3%
50,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	54,750
100,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	101,000
50,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	53,375
100,000	[1]	Owens-Brockway Glass Container, Inc., Company Guarantee, Sr. Secd. Note, 7.75%, 5/15/2011	104,250
50,000	[1]	Owens-Brockway Glass Container, Inc., Company Guarantee, Sr. Note, 8.25%, 5/15/2013	51,562
100,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	108,000
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	99,750
100,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	108,500
75,000		Tekni-Plex, Inc., Company Guarantee, (Series B), 12.75%, 6/15/2010	72,375

		TOTAL	753,562

Principal Amount			Value
		CORPORATE BONDS--continued
		Ecological Services & Equipment--1.0%
$100,000		Allied Waste North America, Inc., Company Guarantee, 7.625%, 1/1/2006	$104,250
100,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	103,500
100,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	107,625

		TOTAL	315,375

		Food & Drug Retailers--0.1%
50,000		Ahold Finance USA, Inc., Company Guarantee, 6.875%, 5/1/2029	37,250

		Food Products--2.4%
100,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	108,000
100,000		B&G Foods, Inc., Company Guarantee, (Series D), 9.625%, 8/1/2007	104,000
100,000	[1]	Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	108,000
50,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	54,250
50,000	[1]	Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	54,375
50,000		Michael Foods, Inc., Sr. Sub. Note, (Series B), 11.75%, 4/1/2011	57,000
75,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	73,875
100,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	103,500
50,000	[1]	Swift & Co., Sr. Note, 10.125%, 10/1/2009	51,000
50,000	[1]	Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010	50,000

		TOTAL	764,000

		Food Services--0.2%
50,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	49,750

		Forest Products--1.5%
100,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	100,000
150,000	[1]	Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	165,750
100,000	[1]	MDP Acquisitions PLC, Sr. Note, 9.625%, 10/1/2012	109,500
100,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	112,500

		TOTAL	487,750

		Gaming--4.7%
100,000	[1]	Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	104,000
100,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	108,000
100,000		Harrah's Operations, Inc., Company Guarantee, 7.875%, 12/15/2005	108,250
100,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%, 4/15/2009	105,750
200,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	219,000
75,000	[1]	MTR Gaming Group, Inc., Sr. Note, 9.75%, 4/1/2010	78,563
50,000		Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008	55,375
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--continued
$100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	$108,875
100,000		Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.75%, 1/1/2009	106,750
100,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	106,000
50,000		Park Place Entertainment Corp., Sr. Sub. Note, 9.375%, 2/15/2007	54,500
75,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	82,875
100,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	106,750
100,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	110,250
50,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	54,125

		TOTAL	1,509,063

		Healthcare--1.6%
100,000		Advanced Medical Optics, Inc., Sr. Sub. Note, 9.25%, 7/15/2010	106,500
75,000	[1]	AmeriPath, Inc., Sr. Sub. Note, 10.50%, 4/1/2013	79,875
150,000		HCA - The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	158,838
75,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	82,125
100,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	99,250

		TOTAL	526,588

		Hotels, Motels & Inns--1.6%
100,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	105,500
100,000		HMH Properties, Inc., Sr. Note, (Series B), 7.875%, 8/1/2008	101,500
150,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	159,375
50,000		MeriStar Hospitality Corp., Company Guarantee, 9.125%, 1/15/2011	47,250
100,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	104,250

		TOTAL	517,875

		Industrial Products & Equipment--1.7%
50,000	[1]	Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	53,750
100,000		Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%, 1/15/2009	99,000
100,000	[1]	Rexnord Corp., Sr. Sub. Note, 10.125%, 12/15/2012	107,500
100,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	100,125
200,000		Tyco International Group, Sr. Note, 6.375%, 6/15/2005	201,250

		TOTAL	561,625

Principal Amount			Value
		CORPORATE BONDS--continued
		Leisure & Entertainment--1.8%
$100,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	$105,000
50,000	[1]	Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	54,250
100,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	109,000
100,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	110,500
50,000	[1]	Six Flags, Inc., Sr. Note, 9.75%, 4/15/2013	52,125
125,000	[1]	Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	135,000

		TOTAL	565,875

		Machinery & Equipment--0.3%
100,000		United Rentals, Inc., Company Guarantee, (Series B), 10.75%, 4/15/2008	108,250

		Oil & Gas--1.9%
50,000	[1]	CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	55,750
75,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	81,375
100,000		Lone Star Technologies, Inc., Company Guarantee, (Series B), 9.00%, 6/1/2011	104,000
100,000		Petroleum Helicopters, Inc., Company Guarantee, (Series B), 9.375%, 5/1/2009	110,000
100,000		Pogo Producing Co., Sr. Sub. Note, (Series B), 10.375%, 2/15/2009	109,500
50,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	52,500
50,000		Tesoro Petroleum Corp., Company Guarantee, (Series B), 9.625%, 11/1/2008	48,250
50,000	[1]	Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	51,750

		TOTAL	613,125

		Printing & Publishing--2.4%
75,000		Advanstar Communications, Company Guarantee, (Series B), 12.00%, 2/15/2011	64,125
100,000	[1]	American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	109,000
100,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	108,750
100,000	[1]	Dex Media East LLC, Sr. Sub. Note, 12.125%, 11/15/2012	119,000
50,000	[1]	Moore North America Finance, Inc., Sr. Note, 7.875%, 1/15/2011	53,250
100,000	[1]	R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	116,000
100,000	[1]	Sun Media Corp., Sr. Note, 7.625%, 2/15/2013	107,016
100,000		Vertis, Inc., Sr. Note, 10.875%, 6/15/2009	105,000

		TOTAL	782,141

		Retailers--1.3%
50,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	55,250
100,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	105,125
50,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	44,000
100,000	[1]	Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	102,750
100,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	105,000

		TOTAL	412,125

Principal Amount			Value
		CORPORATE BONDS--continued
		Services--0.6%
$100,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	$95,500
75,000	[1]	The Brickman Group Ltd., Sr. Sub. Note, 11.75%, 12/15/2009	84,375

		TOTAL	179,875

		Surface Transportation--0.4%
50,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	37,750
100,000		Stena AB, Sr. Note, 8.75%, 6/15/2007	103,875

		TOTAL	141,625

		Technology--0.8%
50,000	[1]	AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	55,250
125,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	135,000
50,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	51,500

		TOTAL	241,750

		Telecommunications & Cellular--2.7%
200,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	217,000
100,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	110,500
175,000	[1]	Qwest Communications International, Inc., Note, 8.875%, 3/15/2012	193,375
100,000		Qwest Communications International, Inc., Sr. Note, (Series B), 7.50%, 11/1/2008	91,000
200,000	[1]	Qwest Communications International, Inc., Sr. Sub. Note, 13.50%, 12/15/2010	223,500
50,000	[2]	Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008	50,375

		TOTAL	885,750

		Utilities--2.5%
50,000	[1]	ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	56,000
150,000		El Paso Corp., 6.75%, 5/15/2009	129,750
100,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	77,500
50,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	40,250
125,000	[1]	Illinois Power Co., Mtg. Bond, 11.50%, 12/15/2010	140,000
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	112,250
50,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	53,563
25,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	24,250
150,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	135,000
25,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	22,625

		TOTAL	791,188

		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,716,560)	14,432,570

Shares			Value
		MUTUAL FUNDS--53.7%
2,383,587		High Yield Bond Portfolio	$15,564,824
1,739,509		Prime Value Obligations Fund, Class IS	1,739,509

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $16,332,676)	17,304,333

		TOTAL INVESTMENTS--98.4% IDENTIFIED COST $30,049,236)[3]	31,736,903

		OTHER ASSETS AND LIABILITIES - NET--1.6%	522,508

		TOTAL NET ASSETS--100%	$32,259,411

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $4,060,419 which represents 12.6% of total net assets.

2 Denotes a zero coupon bond with effective rate at time of purchase.

3 The cost of investments for federal tax purposes amounts to $30,050,928.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $30,049,236)		$31,736,903
Income receivable		340,041
Receivable for investments sold		179,244
Receivable for shares sold		557,013

TOTAL ASSETS		32,813,201

Liabilities:
Payable for investments purchased	$350,114
Payable for shares redeemed	13,160
Income distribution payable	170,054
Accrued expenses	20,462

TOTAL LIABILITIES		553,790

Net assets for 2,881,610 shares outstanding		$32,259,411

Net Assets Consist of:
Paid in capital		$30,518,043
Net unrealized appreciation of investments		1,687,667
Accumulated net realized gain on investments		54,397
Distributions in excess of net investment income		(696)

TOTAL NET ASSETS		$32,259,411

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($32,259,411 ÷ 2,881,610 shares outstanding)		$11.19

Offering price per share		$11.19

Redemption proceeds per share (98.00/100 of $11.19)[1]		$10.97

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended April 30, 2003 (unaudited)1

Investment Income:
Dividends			$526,765
Interest			267,612

TOTAL INCOME			794,377

Expenses:
Investment adviser fee		$34,278
Administrative personnel and services fee		59,658
Custodian fees		1,774
Transfer and dividend disbursing agent fees and expenses		5,399
Auditing fees		15,985
Legal fees		546
Portfolio accounting fees		8,099
Share registration costs		6,830
Printing and postage		2,948
Miscellaneous		3,165

TOTAL EXPENSES		138,682

Waivers and Reimbursements:
Waiver of investment adviser fee	$(34,241)
Waiver of administrative personnel and services fee	(49,715)
Waiver of transfer and dividend disbursing agent fees and expenses	(454)
Reimbursement of investment adviser fee	(37)
Reimbursement of other operating expenses	(25,493)

TOTAL WAIVERS AND REIMBURSEMENTS		(109,940)

Net expenses			28,742

Net investment income			765,635

Realized and Unrealized Gain on Investments:
Net realized gain on investments			54,397
Net change in unrealized appreciation of investments			1,687,667

Net realized and unrealized gain on investments			1,742,064

Change in net assets resulting from operations			$2,507,699

1 Reflects operations for the period from November 1, 2002 (date of initial public investment) to April 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Period Ended (unaudited) 4/30/2003 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$765,635
Net realized gain on investments	54,397
Net change in unrealized appreciation	1,687,667

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,507,699

Distributions to Shareholders:
Distributions from net investment income	(766,331)

Share Transactions:
Proceeds from sale of shares	31,362,723
Net asset value of shares issued to shareholders in payment of distributions declared	62,744
Cost of shares redeemed	(907,424)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	30,518,043

Change in net assets	32,259,411

Net Assets:
Beginning of period	--

End of period (including distributions in excess of net investment income of $(696) at April 30, 2003)	$32,259,411

1 Reflects operations for the period from November 1, 2002 (date of initial public investment) to April 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek high current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Period Ended 4/30/2003	[1]
Shares sold	2,960,770
Shares issued to shareholders in payment of distributions declared	5,722
Shares redeemed	(84,882)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,881,610

1 Reflects operations for the period from November 1, 2002 (date of initial public investment) to April 30, 2003.

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $30,050,928. The net unrealized appreciation of investments for federal tax purposes was $1,685,975. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,697,225 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,250.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to the amortization/accretion tax elections on fixed income securities.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Corporation are Officers and Trustees or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended April 30, 2003, were as follows:

Purchases	$30,035,047

Sales	$ 1,928,311

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B300

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28539 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        June 25, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003